Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Tax provision (benefit) related to the net change in fair value of interest rate swaps	$ 33,875	$ 26,219	$ 31,154
Tax provision (benefit) related to amortization and recognition of unrecognized pension cost components	$ 9,140	$ (3,310)	$ (4,754)